Junior Subordinated Deferrable Interest Debentures	12 Months Ended
Dec. 31, 2011
Junior Subordinated Deferrable Interest Debentures
Junior Subordinated Deferrable Interest Debentures

(10) Junior Subordinated Deferrable Interest Debentures

        The Company has formed eight statutory business trusts under the laws of the State of Delaware, for the purpose of issuing trust preferred securities. The eight statutory business trusts formed by the Company (the "Trusts") have each issued Capital and Common Securities and invested the proceeds thereof in an equivalent amount of junior subordinated debentures (the "Debentures") issued by the Company. As of December 31, 2011 and December 31, 2010, the principal amount of debentures outstanding totaled $190,726,000 and $201,117,000, respectively. As a result of the participation in the TARP Capital Purchase Program, the Company was not permitted, without the consent of the Treasury Department, to redeem any of the Debentures. This restriction ceased to exist on December 23, 2011. On March 14, 2011, upon the request of the Company, the Treasury consented to the repurchase by the Company of the $10.4 million in trust preferred securities of Trust I, as well as related costs for a total payment of approximately $11 million, provided that the aggregate amount of the Company's (i) semi-annual cash dividend, (ii) common stock repurchases and (iii) trust preferred securities redemptions for a given semi-annual period would not exceed the originally permitted semi-annual cash dividend aggregate amount of $.33 per share. One half of the Trust I securities were redeemed on June 8, 2011 and the remaining one half of the Trust I securities were redeemed on July 1, 2011.

        The Debentures are subordinated and junior in right of payment to all present and future senior indebtedness (as defined in the respective indentures) of the Company, and are pari passu with one another. The interest rate payable on, and the payment terms of the Debentures are the same as the distribution rate and payment terms of the respective issues of Capital and Common Securities issued by the Trusts. The Company has fully and unconditionally guaranteed the obligations of each of the Trusts with respect to the Capital and Common Securities. The Company has the right, unless an Event of Default (as defined in the Indentures) has occurred and is continuing, to defer payment of interest on the Debentures for up to twenty consecutive quarterly periods on Trusts VI, VII, VIII, IX, X, XI and XII. If interest payments on any of the Debentures are deferred, distributions on both the Capital and Common Securities related to that Debenture would also be deferred. The redemption prior to maturity of any of the Debentures may require the prior approval of the Federal Reserve and/or other regulatory bodies.

        For financial reporting purposes, the Trusts are treated as investments of the Company and not consolidated in the consolidated financial statements. Although the Capital Securities issued by each of the Trusts are not included as a component of shareholders' equity on the consolidated statement of condition, the Capital Securities are treated as capital for regulatory purposes. Specifically, under applicable regulatory guidelines, the Capital Securities issued by the Trusts qualify as Tier 1 capital up to a maximum of 25% of Tier 1 capital on an aggregate basis. Any amount that exceeds the 25% threshold would qualify as Tier 2 capital. At December 31, 2011 and 2010, the total $190,726,000 and $201,117,000, respectively, of the Capital Securities outstanding qualified as Tier 1 capital.

        The following table illustrates key information about each of the Debentures and their interest rates at December 31, 2011:

	Junior Subordinated Deferrable Interest Debentures	Repricing Frequency	Interest Rate	Interest Rate Index(1)	Maturity Date	Optional Redemption Date
	(in thousands)
Trust VI	$25,774	Quarterly	3.91%	LIBOR + 3.45	November 2032	May 2012
Trust VII	10,310	Quarterly	3.68	LIBOR + 3.25	April 2033	April 2012
Trust VIII	25,774	Quarterly	3.45	LIBOR + 3.05	October 2033	April 2012
Trust IX	41,238	Quarterly	1.99	LIBOR + 1.62	October 2036	April 2012
Trust X	34,021	Fixed	6.66	Fixed	February 2037	May 2012
Trust XI	32,990	Fixed	6.82	Fixed	July 2037	July 2012
Trust XII	20,619	Fixed	6.85	Fixed	September 2037	September 2012

	$190,726

(1)
Trust X, XI and XII accrue interest at a fixed rate for the first five years, then floating at LIBOR + 1.65%, 1.62% and 1.45% thereafter, respectively.